Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2025
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

	Leasehold	Plant and	Office	Motor
	improvements	machinery	equipment	vehicle	Total
	HK$	HK$	HK$	HK$	HK$

Cost

January 1, 2024	131,947,758	23,592,372	2,021,817	-	157,561,947

Additions	6,451,975	1,137,141	264,025	20,000	7,873,141

Written off	(3,934,125)	(924,330)	(65,283)	-	(4,923,738)

December 31, 2024	134,465,608	23,805,183	2,220,559	20,000	160,511,350

Additions	325,246	147,106	115,640	30,000	617,992

Written off	-	(2,124)	-	-	(2,124)

June 30, 2025	134,790,854	23,950,165	2,336,199	50,000	161,127,218

Accumulated depreciation

January 1, 2024	63,171,268	11,852,964	789,407	-	75,813,639

Charge for the year	28,956,777	4,671,570	408,508	2,000	34,038,855

Written off	(3,634,261)	(717,381)	(45,817)	-	(4,397,459)

December 31, 2024	88,493,784	15,807,153	1,152,098	2,000	105,455,035

Charge for the period	13,312,190	2,227,476	200,771	4,000	15,744,437

Written off	-	(815)	-	-	(815)

June 30, 2025	101,805,974	18,033,814	1,352,869	6,000	121,198,657

Impairment

January 1, 2024	-	-	-	-	-

Provision	4,549,381	-	-	-	4,549,381

December 31, 2024	4,549,381	-	-	-	4,549,381

Provision	2,832,368	-	-	-	2,832,368

June 30, 2025	7,381,749	-	-	-	7,381,749

Net carrying amount

June 30, 2025 (Unaudited)	25,603,131	5,916,351	983,330	44,000	32,546,812

December 31, 2024 (Audited)	41,422,443	7,998,030	1,068,461	18,000	50,506,934

Net carrying amount (US$)
June 30, 2025 (Unaudited)	3,261,587	753,685	125,267	5,605	4,146,144